Federated Hermes New York Municipal Cash Trust Investment Objectives and Goals - Cash Series Shares [Member] - Federated Hermes New York Municipal Cash Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information–Cash Series Shares Federated Hermes New York Municipal Cash Trust (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.